Unit-based Compensation (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of restricted units
A summary of the status of our restricted units is presented in the table below:

	Number of Units	Weighted- Average Grant-Date Fair Value Per Unit
Nonvested units as of January 1, 2015	5,208	$34.575
Granted	4,443	40.535
Nonvested units as of December 31, 2015	9,651	37.319